Research and Development Costs	3 Months Ended
Mar. 31, 2026
Research and Development Costs
Research and Development Costs

15. Research and Development Costs

Research and development costs amount to € 11,830,000 for the three month period ended March 31, 2026 (three month period ended March 31, 2025: € 12,323,000) and are comprised of allocated employee costs including share-based payments, the costs of materials and laboratory consumables, outsourced activities, license and intellectual property costs and other allocated costs. Research and development costs decreased compared to the same period in the prior year, mainly due to lower external manufacturing and external research costs.